Parent Company (the "Company") Only Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in)/provided by operating activities	¥ 3,000,000	$ 427,937	¥ (7,849,168)	¥ (1,381,546)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in by investing activities	(11,459,690)	(1,638,714)	(4,958,493)	(10,885,375)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	6,844,360	978,730	1,772,483	27,662,881
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(16,256)	(2,324)	161,039	70,254
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,638,974)	(234,371)	(10,874,139)	15,466,214
Cash, cash equivalents and restricted cash at beginning of the year	27,747,368	3,967,821	38,621,507	23,155,293
Cash, cash equivalents and restricted cash at end of the year	26,108,394	3,733,450	27,747,368	38,621,507
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in)/provided by operating activities	8,207,624	1,173,675	(5,348,151)	(8,262,167)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in by investing activities	(20,700,636)	(2,960,152)	(9,838,095)	(1,972,672)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	9,241,358	1,321,497	(3,190,866)	25,782,226
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(107,273)	(15,340)	152,395	52,552
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,358,927)	(480,320)	(18,224,717)	15,599,939
Cash, cash equivalents and restricted cash at beginning of the year	4,451,772	636,595	22,676,489	7,076,550
Cash, cash equivalents and restricted cash at end of the year	¥ 1,092,845	$ 156,275	¥ 4,451,772	¥ 22,676,489